Document and Entity Information	May 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2022
Entity Registrant Name	URBAN OUTFITTERS, INC.
Entity Central Index Key	0000912615
Entity Incorporation, State or Country Code	PA
Entity File Number	000-22754
Entity Tax Identification Number	23-2003332
Entity Address, Address Line One	5000 South Broad Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	454-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Shares, par value $.0001 per share
Trading Symbol	URBN
Security Exchange Name	NASDAQ